Shareholder Report, Holdings (Details) - C000229339	Nov. 30, 2024
FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	14.10%
FR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	13.70%
FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
FR_36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_01F0326C3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
FR_46648HBC6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_33767JAG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_40443DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
FR_14687WAD2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
U.S. Government Agency Securities
Holdings [Line Items]
Percent of Total Investments	25.10%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	22.50%
AAA Rated
Holdings [Line Items]
Percent of Total Investments	11.60%
AA Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
A Rated
Holdings [Line Items]
Percent of Total Investments	6.10%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	12.00%
BB Rated
Holdings [Line Items]
Percent of Total Investments	5.60%
B Rated
Holdings [Line Items]
Percent of Total Investments	6.10%
Not Rated
Holdings [Line Items]
Percent of Total Investments	1.60%
Reserves
Holdings [Line Items]
Percent of Total Investments	0.70%